Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

February 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (“PEA No. 111”). The purpose of PEA No. 111 is to: (i) reflect revised investment objectives and strategies for the Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund; (ii) reflect the removal of the U.S. Government Money Market Fund’s fundamental investment policy to not invest in the securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization; (iii) reflect the consolidation of the Money Market Fund’s existing Investor Class Shares, Advisor Class Shares, A-Class Shares and C-Class Shares into a single newly formed share class named Money Market Class Shares; and (iv) reflect the addition of disclosure regarding Security Investors LLC’s ability, as investment adviser to each series of the Trust and pursuant to an exemptive order received from the U.S. Securities and Exchange Commission, to hire one or more unaffiliated sub-advisers without obtaining shareholder approval.

In addition to their inclusion in PEA No. 111, items (iii) and (iv) above also have been submitted to shareholders for approval.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores